STOCK OPTIONS AND WARRANTS (Details) - Share-based Payment Arrangement, Option, Exercise Price Range - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 30, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in Shares)	679,810	416,030	0	416,030
Weighted Average Remaining Life in Years	3 years 219 days	2 years 219 days	0 years
Weighted Average Exercise Price	$ 5.00	$ 5.20	$ 0
Options Exercisable (in Shares)	117,936	18,009	0
Weighted Average Exercise Price of Options Exercisable	$ 4.60	$ 5.20	$ 0
Total Intrinsic Value of Options Exercised (in Dollars)	$ 0	$ 0	$ 0
Total Fair Value of Options Vested (in Dollars)	$ 378,537	$ 69,787
Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 4.20	$ 5.20		$ 5.20
Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 5.80	$ 5.80		$ 5.80